Average Annual Total Returns - Invesco SP SmallCap Industrials ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Apr. 07, 2010	11.70%	13.85%	11.59%	11.48%	13.65%	11.38%	7.00%	11.08%	9.61%	11.97%	14.13%	11.90%	11.29%	12.37%	11.92%